Commitments and Contingencies - Master Services Agreement (Details) - Gryphon - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Dec. 29, 2021	Jun. 30, 2022	Jun. 30, 2022
Other Commitments [Line Items]
Other commitments, description			Gryphon shall receive the equivalent of 22.5% of the net operating profit, as defined in the Gryphon MSA, of all of the Company’s blockchain and digital currency related operations as a management fee
Opportunity to cure, maximum number of days	180 days
Other commitment expenses		$ 426	$ 750
Minimum
Other Commitments [Line Items]
Term	4 years
Maximum
Other Commitments [Line Items]
Term	5 years